Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Intangible asset, net of accumulated amortization	$ 0	$ 120,994
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, par or stated value per share	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	31,188,461	19,747,283
Common stock, shares outstanding	31,188,461	19,747,283
Common stock to be issued, par value	$ 0.001	$ 0.001
Common stock to be issued, shares outstanding	727,281	11,067,281
Series A Preferred Stock [Member]
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Preferred Stock [Member]
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,440,000	4,440,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0